UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi–Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

BALANCED FUND	Semiannual Report February 28, 2006

Long-term capital growth opportunities and current income through a carefully constructed mix of equity and fixed income securities.

Asset Management

Goldman Sachs Balanced Fund

The Balanced Fund invests in equity investments considered to have capital appreciation and/or dividend-paying ability and invests in fixed income securities. The Fund’s equity investments will be subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign securities may be more volatile than investments in U.S. securities and will be subject to fluctuation and sudden economic and political developments. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund’s balanced objective seeks to reduce the volatility associated with investing in a single market. There is no guarantee however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce volatility.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS BALANCED FUND

What Differentiates Goldman Sachs’
Balanced Fund Investment Process?

The Balanced Fund is a diversified investment portfolio that utilizes an asset allocation process of strategically selecting different asset classes — such as stocks and bonds. The Fund then adjusts its holdings over time. Goldman Sachs’ approach to asset allocation combines our global presence, extensive market knowledge and risk management expertise.

The Goldman Sachs Balanced Fund provides exposure to the wealth-building opportunities of stocks and the regular income potential of bonds.

When selecting stocks for the Fund’s equity portion, we employ two distinct, complementary strategies — value and growth.

This approach provides diversified equity participation — and limits potential performance swings that can result from styles moving in and out of favor in different market environments. Diversification does not protect an investor from market risk and does not ensure a profit.

In equity investing, we take an intensive, hands-on approach to research, including meeting with company management to gain an in-depth understanding of a company’s long-term business objectives. We also meet with a company’s customers, competitors and suppliers so that we have insight into industry-wide trends.

In fixed income investing, we believe that a total return investment philosophy provides the most complete picture of performance. We emphasize fundamental credit expertise. Our team scrutinizes factors that could impact a bond’s performance over time — similar to the evaluation of company stocks. Additionally, we identify, monitor and measure a fund’s risk profile.

The Fund’s portfolio comprises the ideas of four experienced Goldman Sachs investment teams:

Goldman Sachs Value Team: A group of investment professionals with an average of 18 years of investment experience, focused on quality equity investments selling at compelling valuations.

Goldman Sachs Growth Team: A group of investment professionals with nearly 270 years combined investment experience, focused on the long-term ownership of growing equity investments.

Goldman Sachs Global Fixed Income Team: Broad, deep capabilities across global fixed income markets, with a total return investment philosophy.

Quantitative Research Team: Actively manages the equity vs. fixed income allocation, reallocating on a quarterly basis to provide an additional level of active management.

PORTFOLIO RESULTS

Balanced Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Balanced Fund during the six-month reporting period that ended February 28, 2006.

  Performance Review

For the six-month period that ended February 28, 2006, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 3.53%, 3.17%, 3.18%, 3.78% and 3.38%, respectively. These returns compare to the 5.93% and -0.11% cumulative total returns of the Fund’s benchmarks, the S&P 500 Index (with dividends reinvested) and the Lehman Brothers Aggregate Bond Index, respectively.

The Fund generally allocates a portion of its assets in both equity and fixed income securities. As the benchmark returns indicate, the equity market, as measured by the S&P 500 Index, significantly outperformed the fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, over the six-month reporting period. Therefore, the Fund’s allocation to fixed income securities caused it to lag the equity benchmark. Conversely, its allocation to equities helped it to outperform the fixed income benchmark.

  Asset Allocation

■	Equities — As of February 28, 2006, the Fund was 56.3% invested in growth and value equities. As bottom-up stock pickers, both the Growth and Value equity teams focus on the real worth of the business and, to the extent that they find several businesses in related industries that have long-term appreciation potential, they may develop an overweight in a particular sector. With this in mind, at the end of the reporting period, the Fund’s largest sector weightings were in the Financial, Technology and Energy sectors. Conversely, the smallest sector weightings were in REITs, Basic Materials and Consumer Discretionary.

PORTFOLIO RESULTS

EQUITY SECTOR ALLOCATION AS OF 2/28/06

Percentage of Equities

The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of the Fund’s market value in equity securities.

■	Fixed Income — As of February 28, 2006, the Fund was 43.7% invested in fixed income securities. Over the six-month reporting period, the fixed income portion of the portfolio held overweight exposures versus the Lehman Brothers Aggregate Bond Index to Treasuries and agencies, and underweights to the mortgage pass-throughs and investment grade corporates. In addition, the portfolio had an overall short duration bias. We based this portfolio positioning on an aggressive Federal Reserve Board (the “Fed”) that continued to raise rates, historically tight spreads, diminishing fundamentals, and unattractive valuations. Over the period, we searched for value in the lower quality investment grade corporate, high yield corporate and emerging market debt segments, as we believed these riskier segments offered more attractive risk-reward opportunities.

PORTFOLIO RESULTS

FIXED INCOME SECTOR ALLOCATION AS OF 2/28/06

Percentage of Fixed Income

The percentage shown for each investment sector reflects the value of investments in that sector as a percentage of the Fund’s market value in fixed income securities. Short-term investments include repurchase agreements.

  Portfolio Highlights

In the equity portion of the portfolio, Fund holdings in Financials, Consumer Discretionary and Media enhanced results during the reporting period. In contrast, exposure to Energy, Consumer Cyclicals and Technology stocks detracted from results.

Over the six-month period, there were a number of holdings that generated strong results for the Fund.

PORTFOLIO RESULTS

VALUE EQUITY

■	Burlington Resources, Inc. — While we are positive on the fundamentals for North American natural gas and supply/demand trends, Energy companies differ widely in their capital allocation disciplines and effectiveness in growing their reserves. We continue to favor Energy companies with strong, shareholder-oriented management teams, quality reserves, high returns on invested capital, and low cost structures. Burlington Resources has a management team that we believe is executing well, from both an operating and a financial standpoint. The stock rose sharply during the reporting period and enhanced results.

■	J.C. Penney Co., Inc. — In Consumer Cyclicals, J.C. Penney was a positive contributor to performance. We believe recent progress in the company’s turnaround, including share buybacks and improved operating results, lifted the stock to higher levels. While the turnaround has been impressive to date, we feel company management remains keenly focused on improving operating margins and store productivity.

■	KeyCorp — While we have been concerned about valuation trends among regional banks, we believe KeyCorp stands out among its peers. Due to its diversified business mix, which includes an asset management segment, the company’s earnings are less dependent on the mortgage market. Furthermore, KeyCorp’s dividend yield is quite high relative to its peer group and the company’s shares trade at an attractive valuation.

GROWTH EQUITY

■	Moody’s Corp. — Ratings agency Moody’s Corp. performed well during the period. Its business meets our investment criteria as it operates in an industry environment that can be characterized as quasi-monopolistic or a “partnership-monopoly.” This is because most issuers tend to have at least two ratings, from Moody’s and from Standard & Poor’s. As a result, the two firms rate approximately 90% of the debt issuance in the U.S. We believe Moody’s growth is supported by favorable secular trends such as the globalization of capitalism, deregulation and financial innovation.

■	First Data Corp. — First Data’s shares rose as the company announced that it would be spinning off its Western Union business. This is a strategic move that we believe will allow the company to shift its focus towards the credit and debit card- processing business, which has had lackluster performance. First Data’s stock hit a 52-week high on the heels of this announcement. We believe that the decision to spin off Western Union is a good opportunity for First Data to turn around its card and merchant divisions.

■	QUALCOMM, Inc. — Shares of QUALCOMM rose on the back of increased earnings. During the company’s fiscal first quarter, earnings were driven by strong sales of both low-cost cell phones in emerging markets, and high-end handsets in developed nations, both of which use the company’s CDMA (code division multiple access) technology.

PORTFOLIO RESULTS

FIXED INCOME

During the six-month reporting period, the yield curve flattened and inverted, with shorter-term interest rates moving higher than longer-term rates. In response to strengthening economic data and rising inflation concerns, the Fed raised the overnight lending rate in four consecutive 25 basis point moves over the reporting period, bringing the federal funds rate to 4.50%. To date, this marks fourteen consecutive 25 basis point rate hikes since June 2004, when the federal funds rate stood at 1.00%. While this has put upward pressure on short-term rates, longer-term rates have actually declined, due to strong pension-related and foreign central bank demand for long-maturity Treasuries. The Fed continues to suggest it will continue raising rates through 2006, although many in the market believe they will pause at 5.00%, due to the recent increase in global governmental interest rates (e.g., Japan, European Central Bank) and a slowing U.S. housing market.

The primary contributors to the Fund’s fixed income performance over the period were security selection of emerging market debt, investment grade corporates, and high yield corporates. The Fund’s short duration and term structure strategies also enhanced returns, as rates sold off considerably over the short to intermediate regions of the curve during the reporting period. Conversely, an overall underweight to the mortgage sector detracted from returns, as mortgages outperformed the Lehman Brothers Aggregate Bond Index over the period. Finally, in addition to strong security selection of investment grade corporates, the Fund’s underweight to this sector contributed to returns, as corporates underperformed the Lehman Brothers Aggregate Bond Index over the period.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Value Investment Team, Goldman Sachs Growth Equity Investment Team, Goldman Sachs Fixed Income Investment Team

New York, March 17, 2006

FUND BASICS

Balanced Fund

as of February 28, 2006

PERFORMANCE REVIEW

	Fund Total Return	S&P 500	Lehman Brothers
September 1, 2005–February 28, 2006	(based on NAV)[1]	Index[2]	Aggregate Bond Index[2]

Class A	3.53%	5.93%	-0.11%
Class B	3.17	5.93	-0.11
Class C	3.18	5.93	-0.11
Institutional	3.78	5.93	-0.11
Service	3.38	5.93	-0.11

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/05	One Year	Five Years	Ten Years		Since Inception		Inception Date

Class A	-2.66%	1.56%	5.48%		7.11%		10/12/94
Class B	-2.79	1.54	n/a		5.13		5/1/96
Class C	1.27	1.94	n/a		2.47		8/15/97
Institutional	4.44	3.32	n/a		3.76		8/15/97
Service	2.67	2.61	5.95	[4]	7.53	[4]	10/12/94

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
[4]	Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of the Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the Balanced Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 EQUITY HOLDINGS AS OF 2/28/06[5]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	1.7%	Computer Software
J.P. Morgan Chase & Co.	1.5	Banks
Bank of America Corp.	1.4	Banks
Freddie Mac	1.2	Financials
Exxon Mobil Corp.	1.2	Oil & Gas
First Data Corp.	1.2	Computer Services
Cisco Systems, Inc.	1.1	Networking/Telecommunication Equipment
Pfizer, Inc.	1.1	Drugs & Medicine
United Technologies Corp.	1.0	Aerospace & Defense
ConocoPhillips	0.9	Energy Resources

[5]	The top 10 equity holdings may not be representative of the Fund’s future investments.

GOLDMAN SACHS BALANCED FUND

Statement of Investments

February 28, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 55.8%

Aerospace & Defense – 1.4%
7,265	General Dynamics Corp.	$895,557
37,083	United Technologies Corp.	2,169,355

		3,064,912

Audio & Visual Equipment – 0.1%
2,710	Harman International Industries, Inc.	299,049

Banks – 4.3%
65,631	Bank of America Corp.	3,009,181
38,347	Citigroup, Inc.	1,778,151
82,350	J.P. Morgan Chase & Co.	3,387,879
18,700	Wells Fargo & Co.	1,200,540

		9,375,751

Beverages – 1.4%
11,210	Fortune Brands, Inc.	869,336
26,710	PepsiCo, Inc.	1,578,828
13,600	The Coca-Cola Co.	570,792

		3,018,956

Biotechnology – 0.9%
22,970	Amgen, Inc.*	1,734,005
8,680	MedImmune, Inc.*	316,733

		2,050,738

Broadcasting & Cable/Satellite TV – 0.6%
21,940	Univision Communications, Inc.*	733,893
22,970	XM Satellite Radio Holdings, Inc.*	507,407

		1,241,300

Chemical – 0.3%
14,513	Rohm & Haas Co.	722,022

Commercial Services – 1.5%
10,990	ARAMARK Corp. Class B	312,775
6,890	Iron Mountain, Inc.*	301,093
13,110	Moody’s Corp.	878,370
35,540	The McGraw-Hill Companies, Inc.	1,886,819

		3,379,057

Computer Hardware – 0.6%
18,950	Dell, Inc.*	549,550
53,340	EMC Corp.*	747,827

		1,297,377

Computer Services – 1.2%
56,618	First Data Corp.	2,555,170

Computer Software – 3.0%
46,028	Activision, Inc.*	575,350
21,830	Electronic Arts, Inc.*	1,134,505
2,092	International Business Machines Corp.	167,862
141,566	Microsoft Corp.	3,808,125
63,480	Oracle Corp.*	788,422

		6,474,264

Diversified Energy – 0.5%
52,900	The Williams Companies, Inc.	1,141,053

Drugs & Medicine – 2.2%
20,926	Abbott Laboratories	924,511
8,700	Eli Lilly & Co.	483,894
91,553	Pfizer, Inc.	2,397,773
12,500	Schering-Plough Corp.	231,250
16,930	Wyeth	843,114

		4,880,542

Electrical Utilities – 2.3%
1,945	Dominion Resources, Inc.	146,070
2,700	Edison International	119,772
27,428	Entergy Corp.	1,988,804
21,548	Exelon Corp.	1,230,606
7,930	FirstEnergy Corp.	405,065
33,584	PPL Corp.	1,067,971

		4,958,288

Energy – 1.0%
16,440	Energy Transfer Partners LP	587,237
37,715	Enterprise Products Partners LP	915,720
18,977	Magellan Midstream Partners LP	597,586
5,161	Williams Partners LP	170,829

		2,271,372

Energy Resources – 2.0%
11,028	Burlington Resources, Inc.	994,505
11,034	Chevron Corp.	623,200
32,641	ConocoPhillips	1,989,796
9,500	EOG Resources, Inc.	640,300
3,500	Linn Energy LLC*	72,695

		4,320,496

Environmental & Other Services – 0.3%
22,677	Waste Management, Inc.	754,237

Financials – 1.4%
17,210	Golden West Financial Corp.	1,222,426
11,200	Merrill Lynch & Co., Inc.	864,752
61,800	The Charles Schwab Corp.	1,001,778

		3,088,956

Food & Beverage – 0.5%
16,554	Kraft Foods, Inc.	498,110
9,349	Unilever NV	650,597

		1,148,707

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Shares	Description	Value
Common Stocks – (continued)

Foods – 0.5%
5,160	The Hershey Co.	$263,934
13,210	Wm. Wrigley Jr. Co.	839,363

		1,103,297

Gaming/Lodging – 1.3%
17,250	Carnival Corp.	890,962
36,840	Cendant Corp.	612,281
11,280	Harrah’s Entertainment, Inc.	811,258
8,940	Marriott International, Inc.	611,496

		2,925,997

Home Products – 0.6%
40,442	Newell Rubbermaid, Inc.	1,005,792
4,544	The Clorox Co.	276,957

		1,282,749

Household/Personal Care – 0.5%
17,850	The Procter & Gamble Co.	1,069,750

Insurance – 0.2%
10,443	Willis Group Holdings Ltd.	359,657

Internet & Online – 0.7%
2,200	Google, Inc.*	797,764
21,120	Yahoo!, Inc.*	677,107

		1,474,871

Manufacturing – 0.3%
9,020	Rockwell Automation, Inc.	614,893

Medical Products – 1.7%
21,430	Baxter International, Inc.	811,126
3,500	C.R. Bard, Inc.	229,215
4,370	Fisher Scientific International, Inc.*	297,859
20,360	Medtronic, Inc.	1,098,422
17,910	Stryker Corp.	827,800
7,610	Zimmer Holdings, Inc.*	526,460

		3,790,882

Motor Vehicle – 0.3%
10,253	Autoliv, Inc.	549,048

Movies & Entertainment – 1.5%
38,838	The Walt Disney Co.	1,087,076
88,436	Time Warner, Inc.	1,530,827
14,796	Viacom, Inc. Class B*	591,248

		3,209,151

Networking/Telecommunication Equipment – 1.1%
119,280	Cisco Systems, Inc.*	2,414,227

Oil & Gas – 2.4%
23,560	Canadian Natural Resources Ltd.	1,285,434
43,168	Exxon Mobil Corp.	2,562,884
20,070	Suncor Energy, Inc.	1,500,232

		5,348,550

Oil Services – 0.2%
10,927	BJ Services Co.	342,124

Oil Well Services & Equipment – 1.6%
21,692	Baker Hughes, Inc.	1,474,405
16,890	Schlumberger Ltd.	1,942,350

		3,416,755

Paper & Packaging – 0.5%
42,844	Packaging Corp. of America	977,272

Parts & Equipment – 0.2%
12,298	American Standard Companies, Inc.	486,755

Pharmaceuticals – 0.1%
5,050	Omnicare, Inc.	307,293

Pharmacy Benefit Manager – 0.6%
16,050	Caremark Rx, Inc.*	798,488
10,360	Medco Health Solutions, Inc.*	577,259

		1,375,747

Producer Goods – 0.2%
6,300	W.W. Grainger, Inc.	466,452

Property Insurance – 1.3%
9,400	American International Group, Inc.	623,784
12,484	PartnerRe Ltd.	756,655
13,670	The Allstate Corp.	748,843
9,289	XL Capital Ltd.	627,472

		2,756,754

Publishing – 0.4%
15,340	Lamar Advertising Co.*	782,647

Regional Banks – 0.6%
29,689	KeyCorp	1,106,509
1,900	M&T Bank Corp.	213,560

		1,320,069

REITs – 1.3%
14,165	Apartment Investment & Management Co.	627,651
13,130	Developers Diversified Realty Corp.	658,995
28,095	iStar Financial, Inc.	1,070,419
14,613	Plum Creek Timber Co., Inc.	542,873

		2,899,938

Retail Apparel – 0.8%
31,162	J. C. Penney Co., Inc.	1,827,340

Retailing – 1.8%
21,470	Lowe’s Companies, Inc.	1,463,825
18,370	PETCO Animal Supplies, Inc.*	357,480
19,040	Target Corp.	1,035,776

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

February 28, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Retailing – (continued)
23,540	Wal-Mart Stores, Inc.	$1,067,774

		3,924,855

Semiconductors – 1.5%
17,690	Intel Corp.	364,414
33,400	Linear Technology Corp.	1,231,124
37,430	QUALCOMM, Inc.	1,767,070

		3,362,608

Specialty Financials – 4.8%
15,342	AllianceBernstein Holding LP	986,030
17,910	American Capital Strategies Ltd.	639,387
11,380	American Express Co.	613,154
16,778	Countrywide Financial Corp.	578,505
11,820	Fannie Mae	646,318
39,850	Freddie Mac	2,685,492
9,100	Lehman Brothers Holdings, Inc.	1,328,145
18,608	Morgan Stanley	1,110,153
46,005	Washington Mutual, Inc.	1,964,414

		10,551,598

Technology Services – 0.2%
5,920	Cognizant Technology Solutions Corp.*	341,051

Telecommunications – 0.9%
37,490	American Tower Corp.*	1,193,307
18,120	Crown Castle International Corp.*	568,062
9,820	NeuStar, Inc.*	282,816

		2,044,185

Telephone – 0.6%
37,918	Verizon Communications, Inc.	1,277,837

Tobacco – 0.4%
12,345	Altria Group, Inc.	887,606

Transports – 0.2%
4,355	United Parcel Service, Inc. Class B	325,362

Trust/Processors – 0.3%
17,327	Bank of New York Co., Inc.	593,276

Wireless – 0.7%
58,080	AT&T, Inc.	1,602,427

TOTAL COMMON STOCKS
(Cost $97,222,049)		$122,055,270

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – 5.2%

Aerospace/Defense – 0.1%
Alliant Techsystems, Inc.
$125,000	8.50%	05/15/2011	$130,625
Bombardier Capital, Inc.(a)
75,000	6.13	06/29/2006	75,000
Bombardier, Inc.(a)
50,000	6.30	05/01/2014	45,125

			250,750

Automotive – 0.4%
DaimlerChrysler NA Holding Corp.(b)
450,000	4.96	09/10/2007	451,344
Dana Corp.
50,000	5.85	01/15/2015	30,625
Ford Motor Credit Co.
175,000	6.63	06/16/2008	162,925
General Motors Acceptance Corp.
150,000	6.88	09/15/2011	134,306

			779,200

Banks – 0.9%
ANZ Capital Trust I(a)(c)
125,000	4.48	01/15/2010	120,075
Astoria Financial Corp.
150,000	5.75	10/15/2012	150,439
Bank United Corp.
50,000	8.88	05/01/2007	51,622
Greenpoint Bank
125,000	9.25	10/01/2010	144,145
GreenPoint Financial Corp.
125,000	3.20	06/06/2008	119,678
HBOS Capital Funding LP(a)(b)(c)
225,000	6.07	06/30/2014	228,945
Mizuho JGB Investment LLC(a)(b)(c)
100,000	9.87	06/30/2008	109,260
Popular N.A. Capital Trust I
125,000	6.56	09/15/2034	128,485
Popular North America, Inc.
150,000	3.88	10/01/2008	144,575
Popular North America, Inc. Series E
100,000	6.13	10/15/2006	100,501
Resona Bank Ltd.(c)
EUR175,000	4.13	09/27/2012	207,408
Resona Bank Ltd.(a)(b)(c)
$175,000	5.85	04/15/2016	173,716
Sovereign Bancorp, Inc.(b)
125,000	5.13	08/25/2006	125,097
Washington Mutual, Inc.
100,000	8.25	04/01/2010	110,194

			1,914,140

Electric – 0.3%
CenterPoint Energy, Inc. Series B
25,000	7.25	09/01/2010	26,608
FirstEnergy Corp. Series C
260,000	7.38	11/15/2031	303,055

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest		Maturity
Amount•	Rate		Date	Value
Corporate Bonds – (continued)

Electric – (continued)
TXU Corp.
$325,000	4.80%		11/15/2009	$312,285

				641,948

Energy – Integrated – 0.1%
Amerada Hess Corp.
150,000	7.13		03/15/2033	173,080

Entertainment – 0.0%
Time Warner Entertainment Co.
25,000	8.38		03/15/2023	29,439

Food & Beverage – 0.0%
Tyson Foods, Inc.
50,000	7.25		10/01/2006	50,547

Gaming – 0.2%
Caesars Entertainment, Inc.
125,000	8.88		09/15/2008	135,000
50,000	7.50		09/01/2009	52,962
Harrahs Operating Co., Inc.
250,000	5.50		07/01/2010	248,993
MGM Mirage, Inc.
50,000	8.50		09/15/2010	54,188

				491,143

Life Insurance – 0.1%
Prudential Funding LLC(a)
200,000	6.60		05/15/2008	205,741

Media – Cable – 0.4%
Comcast Cable Communications Holdings, Inc.
40,000	8.38		03/15/2013	45,881
125,000	9.46		11/15/2022	161,967
Cox Communications, Inc.
325,000	4.63		01/15/2010	313,531
Cox Enterprises, Inc.(a)
250,000	4.38		05/01/2008	243,188
Rogers Cable, Inc.
100,000	5.50		03/15/2014	94,875

				859,442

Media – Non Cable – 0.2%
Clear Channel Communications, Inc.
375,000	8.00		11/01/2008	396,375

Noncaptive – Financial – 0.1%
PHH Corp.
275,000	6.00		03/01/2008	277,143

Pipelines – 0.3%
CenterPoint Energy Resources Corp. Series B
75,000	7.88		04/01/2013	84,883
225,000	5.95		01/15/2014	229,550
Energy Transfer Partners
150,000	5.65	(a)	08/01/2012	148,330
250,000	5.95		02/01/2015	250,928

				713,691

Property/Casualty Insurance – 0.7%
ACE INA Holdings, Inc.
150,000	8.30		08/15/2006	152,083
ACE Ltd.
200,000	6.00		04/01/2007	201,439
Arch Capital Group Ltd.
150,000	7.35		05/01/2034	169,186
Aspen Insurance Holdings Ltd
100,000	6.00		08/15/2014	98,657
CNA Financial Corp.
65,000	6.75		11/15/2006	65,543
30,000	6.95		01/15/2018	31,637
50,000	7.25		11/15/2023	54,761
Endurance Specialty Holdings Ltd.
175,000	6.15		10/15/2015	177,089
Liberty Mutual Group(a)
100,000	5.75		03/15/2014	98,422
50,000	7.00		03/15/2034	53,228
QBE Insurance Group Ltd.(a)(b)
225,000	5.65		07/01/2023	221,278
Royal & Sun Alliance Insurance Group PLC(b)(c)
GBP50,000	8.50		12/08/2014	103,511
SAFECO Corp.
$150,000	4.20		02/01/2008	147,001

				1,573,835

REITs – 0.4%
Arden Realty, Inc.
75,000	9.15		03/01/2010	85,764
iStar Financial, Inc.
75,000	5.65		09/15/2011	74,956
50,000	6.50		12/15/2013	51,599
iStar Financial, Inc. Series B
50,000	5.13		04/01/2011	48,892
75,000	5.70		03/01/2014	74,762
Simon Property Group LP
150,000	7.00	(d)	06/15/2008	155,273
Summit Properties Partnership
250,000	7.20		08/15/2007	255,125

				746,371

Technology – 0.1%
Computer Associates, Inc.(a)
250,000	5.25		12/01/2009	242,500

Tobacco – 0.1%
Altria Group, Inc.
150,000	7.20		02/01/2007	152,330
25,000	7.00		11/04/2013	27,165
25,000	7.75		01/15/2027	29,661

				209,156

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

February 28, 2006 (Unaudited)

Principal	Interest		Maturity
Amount•	Rate		Date	Value
Corporate Bonds – (continued)

Wireless Telecommunications – 0.2%
America Movil SA de CV
$100,000	4.13%		03/01/2009	$96,749
200,000	5.50		03/01/2014	197,522
100,000	6.38		03/01/2035	101,382

				395,653

Wirelines Telecommunications – 0.7%
Ameritech Capital Funding
50,000	6.25		05/18/2009	50,876
Deutsche Telekom International Finance BV
200,000	8.25		06/15/2030	251,360
Qwest Corp.
50,000	8.88		03/15/2012	56,125
SBC Communications, Inc.
200,000	4.13		09/15/2009	192,187
Sprint Capital Corp.
150,000	6.88		11/15/2028	163,177
Telecom Italia Capital
100,000	4.00		01/15/2010	94,597
225,000	4.95		09/30/2014	211,386
TPSA Finance BV
175,000	7.75	(a)	12/10/2008	185,325
275,000	7.63		01/30/2011	300,208

				1,505,241

TOTAL CORPORATE BONDS
(Cost $11,422,756)				$11,455,395

Emerging Market Debt – 1.7%

Brazil Inflation Linked Credit Linked Note
BRL910,000	10.40%		05/15/2009	$446,622
1,530,000	6.00		08/15/2010	644,999
Central Bank of Argentina(b)
$628,320	2.00		02/04/2018	302,374
Egyptian Pound Credit-Linked Notes
183,000	8.30		05/04/2006	188,325
1,152,000	8.30		06/08/2006	1,176,065
Ministry Finance of Russia
320,000	3.00		05/14/2008	304,000
Republic of Argentina
230,000	2.00		01/03/2016	129,561
1,869,436	0.00	(e)	12/15/2035	38,956
Republic of Guatemala(a)(d)
10,000	8.13		10/06/2019	11,460
Russian Federation(b)
100,000	5.00		03/31/2030	112,875
State of Qatar
270,000	9.75		06/15/2030	415,800

TOTAL EMERGING MARKET DEBT
(Cost 3,636,623)				$3,771,037

Mortgage-Backed Obligations – 19.4%

Adjustable Rate FNMA(b) – 1.9%
$236,670	5.88%		09/01/2032	$239,969
1,000,000	3.85		10/01/2033	979,638
573,370	4.38		12/01/2033	565,224
621,496	4.22		01/01/2034	612,423
1,008,747	4.25		02/01/2034	995,544
773,373	4.63		01/01/2035	762,873

				4,155,671

FHLMC – 3.7%
141,078	8.00		07/01/2015	149,958
36,451	7.00		12/01/2015	37,399
123,637	6.50		07/01/2016	126,243
988,504	5.50		11/01/2025	985,346
63,202	7.50		03/01/2027	66,216
187,042	6.50		12/01/2029	192,082
285,756	7.00		04/01/2031	295,756
465,423	6.50		12/01/2031	477,535
284,891	7.00		07/01/2032	294,514
66,501	6.50		12/01/2032	68,195
1,816,406	6.50		01/01/2033	1,862,716
530,950	6.50		04/01/2033	544,766
1,009,232	6.50		04/01/2034	1,032,565
945,474	4.58		08/01/2035	935,159
994,225	4.69	(b)	09/01/2035	980,441

				8,048,891

FNMA – 1.5%
111,762	7.00		01/01/2016	114,633
17,373	7.00		02/01/2016	17,819
928,745	5.00		12/01/2017	918,569
883,482	5.50		08/01/2023	883,499
993,268	4.50		10/01/2023	948,855
62,337	6.50		12/01/2029	64,054
94,589	7.00		11/01/2030	97,793
191,896	7.50		03/01/2031	200,104

				3,245,326

Floater(b)(i) – 0.2%
IMPAC Secured Assets Corp. Series 2004-3, Class 1A4
504,948	4.98		11/25/2034	506,310

Home Equity(b)(i) – 2.2%
Countrywide Home Equity Loan Trust Series 2002-E, Class A
327,116	4.83		10/15/2028	327,652
Countrywide Home Equity Loan Trust Series 2003-A, Class A
832,837	4.92		03/15/2029	834,995
Countrywide Home Equity Loan Trust Series 2003-D, Class A
492,670	4.83		06/15/2029	493,044
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
713,109	4.85		02/15/2034	714,668
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
722,058	4.81		02/15/2030	722,746
Impac CMB Trust Series 2004-10, Class 2A
610,242	4.90		03/25/2035	611,153

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Home Equity(b)(i) – (continued)
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A
$1,000,000	4.80%	07/25/2040	$1,000,000

			4,704,258

Interest Only(g)(i) – 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
339,989	5.50	06/25/2033	42,233
Countrywide Home Loan Trust Series 2003-42, Class 2X1(b)
1,700,596	0.38	10/25/2033	10,956
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
27,331	5.50	06/25/2033	1,950
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2(b)
370,622	5.25	07/25/2033	41,490
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
226,371	0.78	07/25/2033	2,222
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
247,970	0.60	08/25/2033	2,132
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(a)(b)
1,796,875	1.82	05/15/2038	94,206
FHLMC Series 2575, Class IB
256,373	5.50	08/15/2030	27,573
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)
215,269	0.68	08/25/2033	3,107
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)
73,789	1.16	07/25/2033	1,494
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(a)(b)
3,563,802	1.52	02/11/2036	180,428
Washington Mutual Series 2003-AR04, Class X1(b)
449,488	1.18	01/25/2008	6,750
Washington Mutual Series 2003-AR07, Class X(b)
909,329	0.94	06/25/2008	12,719
Washington Mutual Series 2003-AR12, Class X(b)
939,792	0.49	02/25/2034	7,838

			435,098

Inverse Floaters(b)(i) – 0.2%
FNMA Series 1993-248, Class SA
236,052	5.12	08/25/2023	225,091
GNMA Series 2001-48, Class SA
37,946	11.64	10/16/2031	42,085
GNMA Series 2001-51, Class SA
59,822	12.70	10/16/2031	70,232
GNMA Series 2001-51, Class SB
75,070	11.64	10/16/2031	83,745
GNMA Series 2001-59, Class SA
55,011	11.47	11/16/2024	61,114
GNMA Series 2002-13, Class SB
25,094	16.24	02/16/2032	30,283

			512,550

Manufactured Housing(i) – 0.1%
Mid-State Trust Series 4, Class A
265,538	8.33	04/01/2030	276,035

Non-Agency CMOs(i) – 6.4%
Asset Securitization Corp. Series 1997-D4, Class A1D
386,891	7.49	04/14/2029	394,876
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(a)(b)
2,868,733	1.26	03/13/2040	125,454
Countrywide Alternative Loan Trust Series 2005-31 Class 2A1(b)
907,595	4.88	08/25/2035	910,272
Countrywide Alternative Loan Trust Series 2005-38, Class A3(b)
882,063	4.93	09/25/2035	886,302
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
992,361	4.90	11/20/2035	996,590
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
1,000,000	6.55	01/17/2035	1,017,618
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
600,000	7.20	10/15/2032	643,201
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1(b)
325,483	4.96	11/25/2034	326,635
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2(b)
592,401	4.72	06/25/2034	579,728
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1(b)
1,000,000	4.84	02/25/2036	999,687
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
249,500	4.70	11/25/2033	247,832
Washington Mutual Series 2005-AR11, Class A1A(b)
1,877,519	4.90	08/25/2045	1,886,998
Washington Mutual Series 2005-AR19, Class A1A1
986,948	4.85	12/25/2045	987,107
Washington Mutual Series 2005-AR8, Class 2A1A(b)
1,290,694	4.87	07/25/2045	1,293,614
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
869,952	4.98	10/25/2035	867,454
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
937,623	5.00	10/25/2035	926,171
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
1,000,000	5.09	10/25/2035	993,281

			14,082,820

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

February 28, 2006 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

PAC(i) – 0.3%
FNMA Series 1993-76, Class PJ
$290,608	6.00%	06/25/2008	$292,020
FNMA Series 1994-75, Class J
258,619	7.00	10/25/2023	259,143

			551,163

Principal Only(e)(f)(i) – 0.4%
FHLMC Series 235, Class PO
797,935	0.00	02/01/2036	595,306
FNMA Series 363, Class 1
490,123	0.00	11/01/2035	368,904

			964,210

Sequential Fixed Rate(i) – 2.3%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
469,966	6.50	03/25/2032	472,211
FNMA REMIC Trust Series 2002-24, Class AE
401,240	6.00	04/25/2016	401,147
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
1,000,000	5.33	11/10/2045	1,007,355
GMAC Commercial Mortgage Securities Inc. Series 2002-C1, Class A2
1,000,000	6.28	11/15/2039	1,048,061
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.20	11/15/2030	993,361
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
1,000,000	5.16	02/15/2031	991,719

			4,913,854

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $42,580,609)			$42,396,186

Agency Debentures – 7.2%

FFCB
$1,200,000	4.50%	08/08/2011	$1,161,400
1,000,000	4.40	04/25/2012	973,035
2,000,000	4.55	08/10/2012	1,961,930
900,000	4.70	08/10/2015	886,272
FHLB
1,000,000	5.38	02/15/2007	1,003,227
700,000	3.38	02/15/2008	679,324
1,000,000	4.08	04/26/2010	968,320
700,000	4.52	08/10/2010	688,423
1,200,000	7.38	02/13/2015	1,413,953
FHLMC
1,100,000	4.13	10/18/2010	1,063,761
FNMA
1,000,000	3.25	07/12/2006	994,159
3,000,000	3.86	02/22/2008	2,941,870
1,000,000	4.75	12/15/2010	992,408

TOTAL AGENCY DEBENTURES
(Cost $15,958,596)			$15,728,082

U.S. Treasury Obligations – 5.9%

U.S. Treasury Bonds
$3,800,000	4.50%	02/15/2009	$3,783,079
500,000	4.25	08/15/2015	487,070
300,000	8.88	08/15/2017	410,976
450,000	8.88	02/15/2019	631,102
U.S. Treasury Inflation Protected Securities
1,416,688	1.88	07/15/2015	1,402,960
U.S. Treasury Interest-Only Stripped Securities(e)(g)
1,000,000	0.00	08/15/2014	675,713
U.S. Treasury Principal-Only Stripped Securities(e)(f)
1,300,000	0.00	02/15/2019	710,320
2,200,000	0.00	05/15/2020	1,130,360
200,000	0.00	08/15/2020	101,608
1,800,000	0.00	11/15/2021	863,226
3,850,000	0.00	11/15/2022	1,761,337
200,000	0.00	11/15/2024	83,720
600,000	0.00	02/15/2025	248,646
1,360,000	0.00	08/15/2025	551,868

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,921,310)			$12,841,985

		Expiration
Units	Description	Date	Value
Warrants* – 0.0%

280	Hayes Lemmerz International, Inc.	06/03/2006	$8
130,000	United Mexican States	09/01/2006	9,750

TOTAL WARRANTS
(Cost $5,175)			$9,758

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 95.2%
(Cost $183,747,118)			$208,257,713

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Repurchase Agreement – 3.9%

Joint Repurchase Agreement Account II(h)
$8,500,000	4.57%	03/01/2006	$8,500,000
Maturity Value: $8,501,079
(Cost $8,500,000)

TOTAL INVESTMENTS – 99.1%
(Cost $192,247,118)			$216,757,713

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

•	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

BRL	=	Brazilian Real
CLP	=	Chilean Peso
EUR	=	Euro Currency
GBP	=	British Pounds
MXN	=	Mexican Peso

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,561,681, which represents approximately 1.2% of net assets as of February 28, 2006.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.

(c)	Perpetual Maturity. Maturity date presented represents the next call date.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(g)	Interest Only Security. Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(h)	Joint repurchase agreement was entered into on February 28, 2006. Additional information appears on page 18.

(i)	Collateralized Mortgage Obligations which represent 12.3% of net assets as of February 28, 2006.

Investment Abbreviations:
CMOs	—	Collateralized Mortgage Obligations
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REITs	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

February 28, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At February 28, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Purchase Contracts	Date	Settlement Date	Value	Gain

Mexican Peso	04/12/2006	$2,156,244	$2,198,002	$41,758

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain/(Loss)

Brazilian Real	04/25/2006	$610,000	$654,203	$(44,203)
Brazilian Real	05/15/2006	820,000	833,236	(13,236)
British Pound	05/15/2006	100,942	101,798	(856)
Euro	03/27/2006	381,121	379,787	1,334
Mexican Peso	04/12/2006	2,253,169	2,284,905	(31,736)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$4,165,232	$4,253,929	$(88,697)

FUTURES CONTRACTS — At February 28, 2006, futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Euro	13	March 2006	$3,091,319	$(3,900)
Euro	14	June 2006	3,322,550	(8,373)
Euro	7	September 2006	1,660,312	(5,449)
Euro	(5)	December 2006	(1,186,500)	10,200
Euro	4	March 2007	950,000	(6,283)
Euro	4	June 2007	950,550	(4,646)
Euro	4	September 2007	950,850	(1,214)
S&P 500 Index	98	March 2006	6,283,760	73,059
2 Year U.S. Treasury Notes	15	March 2006	3,065,391	(2,996)
2 Year U.S. Treasury Notes	4	June 2006	817,500	801
5 Year U.S. Treasury Notes	(33)	March 2006	(3,472,734)	14,517
5 Year U.S. Treasury Notes	(18)	June 2006	(1,893,375)	1,156
10 Year U.S. Treasury Notes	(108)	June 2006	(11,653,875)	(9,369)
U.S. Treasury Bonds	72	June 2006	8,142,750	34,220

Total			$10,210,998	$91,723

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At February 28, 2006, the following swap contracts were open as follows:

INTEREST RATE SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

J.P Morgan				Brazilian Interbank
Securities, Inc.	BRL 5,400	01/02/2008	16.21%	Lending Rate	$133,506
Banc of America				3 month LIBOR
Securities LLC	$4,000	10/14/2008	3.51%	floating	(117,613)
Banc of America			3 month LIBOR
Securities LLC	7,710	02/16/2009	floating	5.07%	(5,003)
Banc of America			3 month LIBOR
Securities LLC	6,000	02/16/2009	floating	5.05%	(1,749)
Banc of America			3 month LIBOR
Securities LLC	6,860	02/17/2009	floating	5.10%	(8,173)
Banc of America			3 month LIBOR
Securities LLC	5,160	02/27/2009	floating	5.09%	5,837
Banc of America				3 month LIBOR
Securities LLC	4,000	10/06/2010	4.70%	floating	(2,478)
Salomon Smith				Brazilian Interbank
Barney, Inc.	CLP 317,000	02/10/2011	3.32%	Lending Rate	(2,544)
Banc of America				3 month LIBOR
Securities LLC	$4,000	04/06/2012	4.74%	floating	(20,022)
Banc of America				3 month LIBOR
Securities LLC	5,000	04/19/2012	4.55%	floating	(78,747)
Banc of America				3 month LIBOR
Securities LLC	11,200	09/24/2012	4.52%	floating	(215,310)
Banc of America				3 month LIBOR
Securities LLC	8,320	02/14/2014	5.11%	floating	20,039
Banc of America				3 month LIBOR
Securities LLC	6,460	02/17/2014	5.10%	floating	11,885
Banc of America				3 month LIBOR
Securities LLC	7,380	02/17/2014	5.14%	floating	29,832
Banc of America				3 month LIBOR
Securities LLC	5,550	02/27/2014	5.09%	floating	7,317
Salomon Smith				Mexican Interbank
Barney Inc.	MXN 5,070	10/14/2015	9.60%	Equilibrium Floating	35,528
Banc of America			3 month LIBOR
Securities LLC	$10,000	11/12/2019	floating	5.07%	(115,693)
Banc of America			3 month LIBOR
Securities LLC	3,500	02/14/2022	floating	5.15%	(1,201)
Banc of America			3 month LIBOR
Securities LLC	2,720	02/15/2022	floating	5.16%	(17,455)
Banc of America			3 month LIBOR
Securities LLC	3,110	02/17/2022	floating	5.19%	(29,208)
Banc of America			3 month LIBOR
Securities LLC	2,330	02/28/2022	floating	5.11%	5,134

TOTAL					$(366,118)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

February 28, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

	Notional
Swap Counterparty &	Amount	Interest	Termination	Unrealized
Referenced Obligation	(000s)	Rate	Date	Loss

Buy:
Salomon Smith Barney, Inc. Core Investment Grade Bond Trust	$15,200	0.45%	12/20/2010	$(23,377)
Salomon Smith Barney, Inc. Brazilian Government International	700	1.30%	02/20/2011	(8,208)

TOTAL				$(31,585)

TOTAL RETURN INDEX SWAP CONTRACTS

			Rate Type

	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain

Banc of America Securities LLC	1,000	01/31/2007	If positive spread, as defined in the swap contract	If negative spread, as defined in the swap contract	$1,162
Merrill Lynch International	BRL 2,270	05/15/2045	Inflation Linked Brazilian Local Bonds Index + 6.00%	N/A	68,441

TOTAL					$69,603

N/A	—	Not Applicable. The Fund does not make periodic payments in accordance with the swap contract.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 28, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $8,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,019,900,000	4.56%	03/01/2006	$3,020,282,521
Barclays Capital PLC	3,000,000,000	4.57	03/01/2006	3,000,380,833
Credit Suisse First Boston LLC	500,000,000	4.57	03/01/2006	500,063,472
Deutsche Bank Securities, Inc.	3,020,000,000	4.57	03/01/2006	3,020,383,372
Greenwich Capital Markets	300,000,000	4.58	03/01/2006	300,038,167
J.P. Morgan Securities, Inc.	400,000,000	4.56	03/01/2006	400,050,667
Morgan Stanley & Co.	2,925,000,000	4.57	03/01/2006	2,925,371,312
UBS Securities LLC	1,500,000,000	4.57	03/01/2006	1,500,190,417
Wachovia Capital Markets	400,000,000	4.58	03/01/2006	400,050,889

TOTAL	$15,064,900,000			$15,066,811,650

     At February 28, 2006, the Joint Repurchase Agreement Account II was fully collateralized by the following securities: Federal Home Loan Bank, 0.00% to 11.25%, due 03/16/2006 to 05/15/2012; Federal Home Loan Mortgage Association, 3.50% to 11.00%, due 04/01/2006 to 03/01/2036; Federal National Mortgage Association, 2.37% to 10.50%, due 06/15/2006 to 03/01/2036 and U.S. Treasury Notes, 3.87% to 4.25%, due 05/15/2010 to 08/15/2013. The aggregate market value of the collateral, including accrued interest, was $15,375,491,397.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Assets and Liabilities

February 28, 2006 (Unaudited)

Assets:

Investment in securities, at value (identified cost $192,247,118)	$216,757,713
Cash(a)	4,289,505
Foreign currencies, at value (identified cost $29,912)	30,165
Receivables:
Investment securities sold, at value	1,061,655
Dividends and interest, at value	689,476
Swap contracts, at value	318,681
Fund shares sold	178,612
Reimbursement from investment adviser	22,224
Forward foreign currency exchange contracts, at value	43,092
Other assets	2,066

Total assets	223,393,189

Liabilities:

Payables:
Investment securities purchased, at value	3,187,860
Swap contracts, at value	646,781
Fund shares repurchased	479,594
Amounts owed to affiliates	200,351
Variation margin	59,717
Forward foreign currency exchange contracts, at value	90,031
Accrued expenses	121,268

Total liabilities	4,785,602

Net Assets:

Paid-in capital	193,607,076
Accumulated net investment loss	(106,004)
Accumulated net realized gain on investment, futures, swaps and foreign currency related transactions	876,606
Net unrealized gain on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	24,229,909

NET ASSETS	$218,607,587

Net Assets:
Class A	$184,746,946
Class B	25,546,954
Class C	6,231,184
Institutional	2,081,337
Service	1,166

Shares outstanding:
Class A	9,067,663
Class B	1,263,615
Class C	308,542
Institutional	100,901
Service	57

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	10,740,778

Net asset value, offering and redemption price per share:(b)
Class A	$20.37
Class B	20.22
Class C	20.20
Institutional	20.63
Service	20.37

(a)	Includes restricted cash of $2,270,000 relating to initial margin requirements and collateral on futures transactions.

(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $21.56. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Operations

For the Six Months Ended February 28, 2006 (Unaudited)

Investment income:

Interest (including securities lending income of $617)	$2,235,153
Dividends(a)	1,161,347

Total income	3,396,500

Expenses:

Management fees	711,102
Distribution and Service fees(b)	392,848
Transfer agent fees(c)	206,346
Custody and accounting fees	92,003
Registration fees	15,973
Professional fees	15,623
Trustee fees	7,138
Printing fees	1,414
Other	34,765

Total expenses	1,477,212

Less — expense reductions	(100,254)

Net expenses	1,376,958

NET INVESTMENT INCOME	2,019,542

Realized and unrealized gain (loss) on investment, futures, swaps and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	4,797,313
Futures transactions	681,454
Swap contracts	(256,856)
Foreign currency related transactions	20,752
Net change in unrealized gain (loss) on:
Investments	233,821
Futures	(161,848)
Swap contracts	155,759
Translation of assets and liabilities denominated in foreign currencies	(64,548)

Net realized and unrealized gain on investment, futures, swaps and foreign currency transactions	5,405,847

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,425,389

(a)	Foreign taxes withheld on dividends were $18,479.
(b)	Class A, Class B and Class C Shares had Distribution and Service fees of $230,354, $132,122 and $30,372, respectively.
(c)	Class A, Class B, Class C, Institutional Class and Service Class had Transfer agent fees of $175,068, $25,103, $5,771, $404 and $-, respectively.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 28, 2006	Year Ended
	(Unaudited)	August 31, 2005

From operations:

Net investment income	$2,019,542	$3,915,129
Net realized gain from investment, futures, swaps and foreign currency related transactions	5,242,663	8,693,247
Payments by affiliates to reimburse certain security claims	—	46,137
Net change in unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	163,184	5,669,176

Net increase in net assets resulting from operations	7,425,389	18,323,689

Distributions to shareholders:

From net investment income:
Class A Shares	(1,955,588)	(3,571,386)
Class B Shares	(181,130)	(369,146)
Class C Shares	(41,602)	(72,134)
Institutional Shares	(24,343)	(505,685)
Service Shares	(11)	(58)

Total distributions to shareholders	(2,202,674)	(4,518,409)

From share transactions:

Proceeds from sales of shares	12,462,923	127,175,180
Reinvestment of dividends and distributions	2,126,249	4,384,774
Cost of shares repurchased	(33,961,171)	(121,041,765)

Net increase (decrease) in net assets resulting from share transactions	(19,371,999)	10,518,189

TOTAL INCREASE (DECREASE)	(14,149,284)	24,323,469

Net assets:

Beginning of period	232,756,871	208,433,402

End of period	$218,607,587	$232,756,871

Accumulated undistributed net investment income (loss)	$(106,004)	$77,128

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements

February 28, 2006 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Balanced Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A Shares of the Fund are sold with front-end sales charge of up to 5.50%. Class B Shares of the Fund are sold with contingent deferred sales charge that decline from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class Shares of the Fund are not subject to a sales charge. Such sales loads are paid directly to Goldman Sachs & Co. (“Goldman Sachs”) as distributor of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or from tax return of capital.
     In addition, distributions received from the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a

GOLDMAN SACHS BALANCED FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.

E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments; (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain (loss) on securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in gain (loss) on foreign currency related transactions.

F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of their custodian or to respective counterparty, with a current value equal to or greater than the market value of the corresponding transactions.

G. Forward Sales Contracts — The Fund may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities defined by pool stipulated characteristics on a specified future date. The value of the contract is recorded as an asset and a liability on the Fund’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P., (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)

February 28, 2006 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2006, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

J. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

K. Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

     The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     The Fund may also enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period a Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed-upon value.
     The Fund may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period a Fund enters into sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit

GOLDMAN SACHS BALANCED FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).

     During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed-upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions on the Statements of Assets and Liabilities. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts on the Statement of Operations.
     Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

L. Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

     During the settlement period between sale and repurchase, the Fund will not be entitled to accrued interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

3. AGREEMENTS

GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.

     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     GSAM has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

Up to $1 billion	0.65%

Next $1 billion	0.59

Over $2 billion	0.56

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent such expenses exceed, on an annual basis, 0.064% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)

February 28, 2006 (Unaudited)

3. AGREEMENTS (continued)

     For the six months ended February 28, 2006, GSAM reimbursed approximately $96,900. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. For the six months ended February 28, 2006, custody fees were reduced by approximately $3,400.

     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 28, 2006, Goldman Sachs has advised the Fund that it retained approximately $30,400 from Class A Shares and did not retain any amounts from Class B and Class C Shares.
     Goldman Sachs also serves as the Transfer Agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     At February 28, 2006, the amounts owed to affiliates of the Trust were approximately $109,000 $59,800 and $31,600 for Management, Distribution and Service, and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2006, were $211,854,318 and $220,881,236, respectively. Included in these amounts are the cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations in the amounts of $165,562,718 and $166,400,171, respectively. For the six months ended February 28, 2006, Goldman Sachs earned approximately $11,600 of brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the Fund.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended February 28, 2006, is reported parenthetically under Investment Income on the Statement of Operations. For the six months ended February 28, 2006, BGA earned $109 in fees as securities lending agent. At February 28, 2006, the Fund did not have any securities on loan. The Fund invests the cash collateral received in connection

GOLDMAN SACHS BALANCED FUND

5. SECURITIES LENDING (continued)

with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of the Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the six months ended February 28, 2006, the Fund did not have any borrowings under this facility.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, August 31, 2005, the Fund’s capital loss carryforward and certain timing differences on a tax basis were as follows.

Capital loss carryforward — Expiring August 31, 2011	$(1,237,356)
Timing differences (deferred straddle losses and swap receivable)	(522,256)

At February 28, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$194,821,093

Gross unrealized gain	23,943,028
Gross unrealized loss	(2,006,408)

Net unrealized security gain	$21,936,620

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net marked-to-market gains (losses) on Section 1256 futures and foreign currency contracts recognized for tax purposes and differing treatment of amortization of market premium, and differences related to the tax treatment of partnership investments.

GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)

February 28, 2006 (Unaudited)

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds including this Fund, and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds including this Fund and the Trustees and Officers of the Trust. This Fund, along with certain other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The second complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006 the plaintiffs appealed this decision.

     Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.

Subsequent Event — Effective May 1, 2006, the Fund will change portfolio managers for the equity portion of the Fund. Additionally, effective May 1, 2006, the Investment Adviser has voluntarily agreed to waive a portion of its management fees equal to 0.10% of the Fund’s average daily net assets. As a result of the voluntary fee reduction commitment, the management fee will be reduced to 0.55% of the Fund’s average daily net assets. Prior to the fee reduction commitment, the management fee for the Fund as an annual percentage rate of average daily net assets was 0.65%.

GOLDMAN SACHS BALANCED FUND

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	February 28, 2006		August 31, 2005

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	525,120	$10,459,179	2,138,228	$41,281,758
Reinvestments of dividends and distributions	96,372	1,909,347	182,039	3,493,184
Shares converted from Class B(a)	45,262	897,795	39,835	776,769
Shares repurchased	(1,435,242)	(28,455,563)	(1,619,164)	(31,412,748)

	(768,488)	(15,189,242)	740,938	14,138,963

Class B Shares
Shares sold	54,026	1,066,352	216,624	4,147,362
Reinvestments of dividends and distributions	8,357	164,515	17,477	332,843
Shares converted to Class A(a)	(45,590)	(897,795)	(40,137)	(776,769)
Shares repurchased	(228,026)	(4,488,799)	(399,435)	(7,682,174)

	(211,233)	(4,155,727)	(205,471)	(3,978,738)

Class C Shares
Shares sold	44,938	887,842	83,750	1,617,080
Reinvestments of dividends and distributions	1,641	32,269	3,172	60,368
Shares repurchased	(46,578)	(924,778)	(92,601)	(1,787,640)

	1	(4,667)	(5,679)	(110,192)

Institutional Shares
Shares sold	2,488	49,550	4,061,025	80,122,432
Reinvestments of dividends and distributions	1,003	20,107	25,451	498,321
Shares repurchased	(4,570)	(92,031)	(4,098,443)	(80,152,626)

	(1,079)	(22,374)	(11,967)	468,127

Service Shares
Shares sold	—	—	333	6,548
Reinvestments of dividends and distributions	—	11	3	58
Shares repurchased	—	—	(334)	(6,577)

	—	11	2	29

NET INCREASE (DECREASE)	(980,799)	$(19,371,999)	517,823	$10,518,189

(a)	Class B Shares automatically convert to Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS BALANCED FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions
		investment operations					to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)		operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2006 - A	$19.88	$0.19		$0.51		$0.70	$(0.21)	$—	$(0.21)
2006 - B	19.73	0.12		0.50		0.62	(0.13)	—	(0.13)
2006 - C	19.71	0.12		0.50		0.62	(0.13)	—	(0.13)
2006 - Institutional	20.12	0.24		0.51		0.75	(0.24)	—	(0.24)
2006 - Service	19.89	0.16		0.51		0.67	(0.19)	—	(0.19)
FOR THE YEARS ENDED AUGUST 31,

2005 - A	18.63	0.36	(e)	1.26		1.62	(0.37)	—	(0.37)
2005 - B	18.49	0.21	(e)	1.26		1.47	(0.23)	—	(0.23)
2005 - C	18.47	0.21	(e)	1.26		1.47	(0.23)	—	(0.23)
2005 - Institutional	18.66	0.47	(e)	1.44		1.91	(0.45)	—	(0.45)
2005 - Service	18.67	0.33	(e)	1.27		1.60	(0.38)	—	(0.38)

2004 - A	17.21	0.31		1.48		1.79	(0.37)	—	(0.37)
2004 - B	17.08	0.17		1.47		1.64	(0.23)	—	(0.23)
2004 - C	17.07	0.17		1.47		1.64	(0.24)	—	(0.24)
2004 - Institutional	17.24	0.38		1.48		1.86	(0.44)	—	(0.44)
2004 - Service	17.25	0.28		1.49		1.77	(0.35)	—	(0.35)

2003 - A	16.28	0.40		0.96		1.36	(0.43)	—	(0.43)
2003 - B	16.16	0.28		0.95		1.23	(0.31)	—	(0.31)
2003 - C	16.15	0.28		0.94		1.22	(0.30)	—	(0.30)
2003 - Institutional	16.31	0.47		0.95		1.42	(0.49)	—	(0.49)
2003 - Service	16.30	0.39		0.97		1.36	(0.41)	—	(0.41)

2002 - A	18.34	0.47	(f)	(2.03	) (f)	(1.56)	(0.50)	—	(0.50)
2002 - B	18.21	0.33	(f)	(2.01	) (f)	(1.68)	(0.37)	—	(0.37)
2002 - C	18.19	0.33	(f)	(2.00	) (f)	(1.67)	(0.37)	—	(0.37)
2002 - Institutional	18.38	0.54	(f)	(2.04	) (f)	(1.50)	(0.57)	—	(0.57)
2002 - Service	18.35	0.44	(f)	(2.02	) (f)	(1.58)	(0.47)	—	(0.47)

2001 - A	21.42	0.54		(2.62)		(2.08)	(0.74)	(0.26)	(1.00)
2001 - B	21.27	0.39		(2.60)		(2.21)	(0.59)	(0.26)	(0.85)
2001 - C	21.25	0.39		(2.60)		(2.21)	(0.59)	(0.26)	(0.85)
2001 - Institutional	21.46	0.62		(2.62)		(2.00)	(0.82)	(0.26)	(1.08)
2001 - Service	21.41	0.55		(2.65)		(2.10)	(0.70)	(0.26)	(0.96)

(a)	Calculated based on average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	Annualized.
(e)	Reflects income recognized from a special dividend which amounted to $0.04 per share and 0.20% of average net assets.

(f)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.14%. Per share ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(g)	The effects of rounding net asset value in connection with a significant transaction during the period resulted in an increase in total return and expense ratio of 0.88% and 0.06% respectively.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		total expenses		income		Portfolio
value, end	Total	period	to average		average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate(c)

$20.37	3.53%	$184,747	1.15	%(d)	1.95	%(d)	1.24	%(d)	1.86	%(d)	101%
20.22	3.17	25,547	1.90	(d)	1.20	(d)	1.99	(d)	1.11	(d)	101
20.20	3.18	6,232	1.90	(d)	1.21	(d)	1.99	(d)	1.12	(d)	101
20.63	3.78	2,081	0.75	(d)	2.36	(d)	0.84	(d)	2.27	(d)	101
20.37	3.38	1	1.25	(d)	1.60	(d)	1.34	(d)	1.51	(d)	101

19.88	8.80	195,531	1.14		1.84	(e)	1.31		1.67	(e)	228
19.73	8.00	29,093	1.89		1.10	(e)	2.06		0.93	(e)	228
19.71	8.00	6,080	1.89		1.09	(e)	2.06		0.92	(e)	228
20.12	10.36 (g)	2,052	0.80	(g)	2.14	(e)	0.93		2.01	(e)	228
19.89	8.66	1	1.24		1.68	(e)	1.41		1.51	(e)	228

18.63	10.47	169,436	1.15		1.68		1.30		1.53		208
18.49	9.67	31,067	1.90		0.93		2.05		0.78		208
18.47	9.63	5,803	1.90		0.93		2.05		0.78		208
18.66	10.88	2,127	0.75		2.08		0.90		1.93		208
18.67	10.34	1	1.25		1.63		1.40		1.48		208

17.21	8.54	130,111	1.16		2.43		1.38		2.21		192
17.08	7.73	28,204	1.91		1.69		2.13		1.47		192
17.07	7.72	5,746	1.91		1.69		2.13		1.47		192
17.24	8.95	2,150	0.76		2.85		0.98		2.63		192
17.25	8.53	12	1.26		2.36		1.48		2.14		192

16.28	(8.67)	100,541	1.16		2.61	(f)	1.38		2.39	(f)	169
16.16	(9.38)	23,871	1.91		1.86	(f)	2.13		1.64	(f)	169
16.15	(9.34)	5,377	1.91		1.86	(f)	2.13		1.64	(f)	169
16.31	(8.33)	2,157	0.76		3.01	(f)	0.98		2.79	(f)	169
16.30	(8.79)	10	1.26		2.49	(f)	1.48		2.27	(f)	169

18.34	(9.95)	109,350	1.15		2.78		1.34		2.59		187
18.21	(10.62)	28,316	1.90		2.03		2.09		1.84		187
18.19	(10.63)	7,113	1.90		2.03		2.09		1.84		187
18.38	(9.56)	2,379	0.75		3.18		0.94		2.99		187
18.35	(10.06)	16	1.25		2.84		1.44		2.65		187

GOLDMAN SACHS BALANCED FUND

 Fund Expenses (Unaudited) — Six Month Period Ended February 28, 2006

As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Class B, Class C, Institutional and Service Shares, if any; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 through February 28, 2006.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid for the
	Beginning Account Value	Ending Account Value		6 months ended
Share Class	9/1/05	2/28/06		2/28/06*

Class A
Actual	$1,000.00	$1,035.30		$5.81
Hypothetical 5% return	1,000.00	1,019.09	+	5.76

Class B
Actual	1,000.00	1,031.70		9.58
Hypothetical 5% return	1,000.00	1,015.37	+	9.50

Class C
Actual	1,000.00	1,031.80		9.58
Hypothetical 5% return	1,000.00	1,015.37	+	9.50

Institutional
Actual	1,000.00	1,037.80		3.80
Hypothetical 5% return	1,000.00	1,021.07	+	3.77

Service
Actual	1,000.00	1,033.80		6.27
Hypothetical 5% return	1,000.00	1,018.63	+	6.22

*	Expenses for each share class are calculated using the Fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were 1.15%, 1.90%, 1.90%, 0.75% and 1.24% for Class A, Class B, Class C, Institutional Class and Service Class, respectively.

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $526.4 billion in assets under management as of December 31, 2005 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

International Equity Funds
▪  Asia Equity Fund[2] ▪  Emerging Markets Equity Fund
▪  International Small Cap Fund[2] ▪  Japanese Equity Fund
▪  European Equity Fund
▪  International Equity Fund
▪ Structured International Equity Fund[2]	Domestic Equity Funds
▪  Small Cap Value Fund
▪  Structured Small Cap Equity Fund[2] ▪  Small/ Mid Cap Growth Fund
▪  Growth Opportunities Fund
▪  Mid Cap Value Fund
▪  Concentrated Growth Fund
▪  Research Select FundSM
▪  Strategic Growth Fund
▪  Capital Growth Fund
▪  Large Cap Value Fund
▪  Growth and Income Fund
▪  Structured Large Cap Growth Fund[2] ▪  Structured Large Cap Value Fund[2] ▪  Structured U.S. Equity Fund[2] Asset Allocation Funds
▪  Balanced Fund
▪ Asset Allocation Portfolios	Specialty Funds
▪  Tollkeeper FundSM
▪  Structured Tax-Managed Equity Fund[2] ▪  U.S. Equity Dividend and Premium Fund
▪  Real Estate Securities Fund

Fixed Income Funds
▪  Emerging Markets Debt Fund
▪  High Yield Fund
▪  High Yield Municipal Fund
▪  Global Income Fund
▪  Investment Grade Credit Fund
▪  Core Fixed Income Fund
▪  Government Income Fund
▪  U.S. Mortgages Fund
▪  Municipal Income Fund
▪  California Intermediate AMT-Free Municipal Fund
▪  New York Intermediate AMT-Free Municipal Fund
▪  Short Duration Tax-Free Fund
▪  Short Duration Government Fund
▪  Ultra-Short Duration Government Fund
▪  Enhanced Income Fund

Money Market Funds[1]

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 30, 2005, the Asia Growth Fund was renamed the Asia Equity Fund and the International Growth Opportunities Fund was renamed the International Small Cap Fund. Also effective December 30, 2005, the CORESM International Equity, CORESM Small Cap Equity, CORESM Large Cap Growth, CORESM Large Cap Value and CORESM U.S. Equity Funds were renamed, respectively, the Structured International Equity, Structured Small Cap Equity, Structured Large Cap Growth, Structured Large Cap Value and Structured U.S. Equity Funds. Effective January 6, 2006, the CORESM Tax-Managed Equity Fund was renamed the Structured Tax-Managed Equity Fund.

The Goldman Sachs Research Select FundSM, Tollkeeper FundSM and CORESM are registered service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke	OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended November 30, 2004 and every first and third fiscal quarter thereafter, the Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2006 Goldman, Sachs & Co. All rights reserved.	06-459 / BALSAR / 10.5K / 04-06

ITEM 2.	CODE OF ETHICS. Not applicable to the Semi–Annual Report for the period ended February 28, 2006

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to the Semi–Annual Report for the period ended February 28, 2006

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to the Semi–Annual Report for the period ended February 28, 2006

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 5, 2006

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 5, 2006